April 12, 2012

Securities and Exchange Commission

Via EDGAR

Re:	Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing

Pursuant to Rule 497 under the Securities Act of 1933, as amended, Principal Funds, Inc. (“the
Registrant”) is filing interactive data files that relate to the supplement the Registrant filed on April 9, 2012
(SEC Accession No. 0000898745-12-000300) and now is incorporating by reference.

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document